Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 9 – Loss Per Share

Basic loss per Ordinary Share is computed by dividing net loss available to ordinary shareholders by the weighted-average number of Ordinary Shares outstanding during the period. Diluted loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the sum of (1) the weighted-average number of Ordinary Shares outstanding during the period, (2) the dilutive effect of the assumed exercise of share options using the treasury stock method, and (3) the dilutive effect of other potentially dilutive securities.

The following is the calculation of the basic and diluted weighted average shares outstanding for the years ended December 31, 2017, 2016 and 2015, respectively:

	Years Ended December 31,
	2017	2016	2015
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,247,293,388	1,177,693,383	852,088,530
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	1,247,293,388	1,177,693,383	852,088,530

For purposes of the diluted net loss per share calculation, share options and warrants are considered to be potentially dilutive securities and are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive. Therefore, basic and diluted net loss per share was the same for the periods presented due to the Company’s net loss position.

The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Years Ended December 31,
	2017	2016	2015
Total share options	89,611,998	79,372,198	61,362,198
Total warrants-equity classified	399,160	1,782,246	1,782,246
Total warrants-liability classified	-	5,806,280	5,806,280
Total share options and warrants	90,011,158	86,960,724	68,950,724